Form N-1A Cover	Jul. 08, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HORIZON FUNDS
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 08, 2025
Prospectus Date	Mar. 29, 2025